Available-for-Sale and Other Securities (Realized Gains/Losses) (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Realized securities gains and losses
Gross gains on sales of securities	$ 2,932	$ 8,612	$ 18,641
Gross (losses) on sales of securities	(712)	(2,224)	(14,959)
Net gain on sales of investment securities	$ 2,220	$ 6,388	$ 3,682